MD&A - UBS shares (Narrative) (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Disclosure of Shares [Line Items]
Par value of shares	$ 0.10
Equity attributable to shareholders	$ 90,213		$ 85,079
Shares issued	3,341,581,714	3,462,087,722	3,462,087,722	3,524,635,722
Shares canceled	(120,506,008)	(62,548,000)